Costs of services and general and administrative costs (Tables)	12 Months Ended
Dec. 31, 2020
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Costs of Services and General Administrative Costs

Continuing operations	2020 £m	2019 £m	2018 1 £m
Costs of services	9,987.9	10,825.1	10,559.1
General and administrative costs	4,293.0	1,113.1	1,242.3
	14,280.9	11,938.2	11,801.4
Costs of services and general and administrative costs include:

Continuing operations	2020 £m	2019 £m	2018 1 £m
Staff costs (note 5)	6,556.5	7,090.6	6,950.6
Establishment costs	638.5	672.9	756.6
Media pass-through costs	1,555.2	1,656.2	1,458.0
Other costs of services and general and administrative costs 2	5,530.7	2,518.5	2,636.2
	14,280.9	11,938.2	11,801.4
Included within costs of services and general administrative costs are the following:
Continuing operations	2020 £m	2019 £m	2018 1 £m
Goodwill impairment (note 14)	2,822.9	47.7	176.5
Investment and other write-downs	296.2	7.5	2.0
Restructuring and transformation costs	80.7	153.5	265.5
Restructuring costs in relation to Covid-19	232.5	–	–
Litigation settlement	25.6	(16.8)	–
Gain on sale of freehold property in New York	–	(7.9)	–
Amortisation and impairment of acquired intangible assets	89.1	121.5	201.8
Amortisation of other intangible assets	35.2	21.2	20.7
Depreciation of property, plant and equipment	174.8	185.5	188.6
Depreciation of right-of-use assets	331.9	301.6	–
Losses on sale of property, plant and equipment	0.3	3.2	0.6
Gains on disposal of investments and subsidiaries	(7.8)	(40.4)	(237.9)
Gains on remeasurement of equity interests arising from a change in scope of ownership	(0.6)	(0.4)	(2.0)
Net foreign exchange losses/(gains)	5.9	6.1	(13.0)
Short-term lease expense	36.7	83.8	–
Low-value lease expense	2.3	2.9	–

Note
s
1	Figures have been restated as described in the accounting policies.
2	Other costs of services and general and administrative costs include £685.6 million (2019: £731.4 million, 2018: £713.0 million) of other pass-through costs.

Auditors' Remuneration
Auditors’ remuneration:

	2020 £m	2019 £m	2018 £m
Fees payable to the Company’s auditors for the audit of the Company’s annual accounts	1.9	1.5	1.4
The audit of the Company’s subsidiaries pursuant to legislation	22.9	28.0	25.2	1
Other services pursuant to legislation	4.5	5.0	4.2
Fees payable to the auditors pursuant to legislation	29.3	34.5	30.8
Audit-related services 2	1.1	8.2	4.7
Tax compliance services	0.1	–	0.1
Total other fees	1.2	8.2	4.8
Total fees	30.5	42.7	35.6

Notes
1	Includes a true-up of £3.5 million.
2	Audit-related services include audits for earnout purposes.